LEASES - Operating Lease Liabilities Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 49,192
2027	34,934
2028	35,007
2029	33,698
2030	32,987
Thereafter	48,069
Total	233,887
Less: Interest	39,106
Present value of lease liabilities	194,781	$ 351,512
Minimum lease payments, leases not yet commenced	$ 0